Share-based Awards (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share option activity
The following table summarizes option activity for the three months ended March 31, 2019:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2018	920,746	$74.32	$22.39
Granted	88,734	$140.38	$43.59
Exercised	(62,015)	$54.52	$16.77
Forfeited	(18,696)	$79.71	$24.22

Outstanding at March 31, 2019	928,769	$81.84	$24.75	5.17

Exercisable at March 31, 2019	448,235	$61.79	$18.65	3.98

Schedule of movement in non-vested share options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2019:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2018	522,823	$88.18	$26.41

Granted	88,734	$140.38	$43.59
Vested	(115,564)	$76.30	$22.69
Forfeited	(15,459)	$92.16	$27.51

Non-vested outstanding at March 31, 2019	480,534	$100.55	$30.44

Schedule of weighted average fair values and assumptions used
The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
Weighted average grant date fair value	$43.59	$35.10
Assumptions:
Expected volatility	30%	29%
Dividend yield	—%	—%
Risk-free interest rate	2.59%	2.63%
Expected life	5 years	5 years

Schedule of RSU and PSU activity
The following table summarizes RSU and PSU activity for the three months ended March 31, 2019:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2018	251,053	$89.95	0.96	534,677	$89.50	1.22

Granted	55,102	$140.38		27,697	$140.38
Shares vested	(109,359)	$71.95		(33,540)	$86.91
Forfeited	(5,807)	$84.65		(17,856)	$90.18

Outstanding at March 31, 2019	190,989	$106.20	1.67	510,978	$92.40	1.10

Schedule of non-cash stock compensation expense
Non-cash stock compensation expense for the three months ended March 31, 2019 and March 31, 2018 has been allocated as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
	(in thousands)
Direct costs	$3,901	$5,175
Selling, general and administrative	3,178	4,217

	$7,079	$9,392